Shares Issued and Outstanding	6 Months Ended
Jun. 30, 2021
Shares Issued and Outstanding [Abstract]
Disclosure of Shares Issued and Outstanding [text block]	Shares issued and outstanding
in million	Jun 30, 2021	Dec 31, 2020
Shares issued	2,066.8	2,066.8
Shares in treasury	3.0	1.3
Of which:
Buyback	3.0	1.3
Other	0.0	0.0
Shares outstanding	2,063.7	2,065.4